Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Non-current financial assets	$ 6,076,079	$ 7,002,712
Other,
Financial Instruments
Non-current financial assets	5,223	853
FVOCIL
Financial Instruments
Non-current financial assets	6,070,856	7,001,859	$ 44,265,046
FVOCIL | Warrants issued by UH II
Financial Instruments
Non-current financial assets			33,775,451
FVOCIL | Open Ended Fund
Financial Instruments
Non-current financial assets	945,176	1,135,803	4,688,202
FVOCIL | Publicly traded equity instruments
Financial Instruments
Non-current financial assets	3,517,711	5,397,504	5,751,001
FVOCIL | Other Equity Instruments
Financial Instruments
Non-current financial assets	$ 1,607,969	$ 468,552	$ 50,392